Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020		Dec. 31, 2019
Debt [Line Items]
Gross lease liabilities	€ 1,325	[1],[2]	€ 1,533
Long-term debt including current portion of long-term debt	6,857		5,355
Interest payable	52		38
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,216		1,381
Interest payable	109		152
Not later than one year [member]
Debt [Line Items]
Gross lease liabilities	290	[1],[2]	292
Not later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Current interest payable	23		20
Long-term debt including current portion of long-term debt	267		272
Later than one year and not later than five years [member]
Debt [Line Items]
Gross lease liabilities	651		698
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	596		618
Non-current interest payable	55		80
Later than five years [member]
Debt [Line Items]
Gross lease liabilities	384	[1],[2]	543
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	352		491
Non-current interest payable	€ 31		€ 52

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.